Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Operating loss carry forward	$ 252	$ 148
Research and development costs	69	16
Gross total deferred tax assets	321	164
Valuation allowance for deferred tax assets	(321)	(164)
Net deferred tax assets